Corporate information and going concern (Details Narrative) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Corporate Information And Going Concern
Cumulative deficit	$ 127,293,571	$ 112,814,973	$ 72,094,162
Working capital deficiency	$ 233,920	$ 937,584	$ 29,663,546